Form N-1A Cover	Jul. 31, 2024
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	PACIFIC SELECT FUND
Entity Central Index Key	0000813900
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2024
Prospectus Date	May 01, 2024
Supplement to Prospectus [Text Block]

SUPPLEMENT DATED JULY 31, 2024

TO THE PACIFIC SELECT FUND PROSPECTUS DATED MAY 1, 2024

FOR CLASS D, CLASS I and CLASS P SHARES

This supplement revises the Pacific Select Fund Prospectus dated May 1, 2024 for Class D, Class I and Class P Shares (the “Prospectus”), as supplemented, and must be preceded or accompanied by the Prospectus. The changes within this supplement are currently in effect. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

Disclosure Changes to the Fund Summaries section